FAIR VALUE MEASUREMENTS - Summary of Company's Financial Instruments Carrying and Fair Values (Detail) (USD $) In Millions, unless otherwise specified	Dec. 28, 2013	Dec. 29, 2012
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Long-term debt, including current portion	$ 3,809.3	$ 3,536.9
Carrying Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, Fair Value Disclosure	14.8	0
Derivative assets	91.7	99.0
Derivative liabilities	212.3	91.5
Long-term debt, including current portion	3,809.3	3,536.9
Fair Value
Fair Value, Balance Sheet Grouping, Financial Statement Captions [Line Items]
Investments, Fair Value Disclosure	14.7	0
Derivative assets	91.7	99.0
Derivative liabilities	212.3	91.5
Long-term debt, including current portion	$ 3,889.4	$ 3,677.3